Inverse SP 500 2x Strategy Fund Expense Example - Class A and Class C [Member] - Inverse SP 500 2x Strategy Fund	Mar. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 354
Expense Example, with Redemption, 3 Years	800
Expense Example, with Redemption, 5 Years	1,372
Expense Example, with Redemption, 10 Years	2,928
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	646
Expense Example, with Redemption, 3 Years	1,026
Expense Example, with Redemption, 5 Years	1,429
Expense Example, with Redemption, 10 Years	$ 2,554